Acquisitions, Goodwill and Other Intangible Assets (Goodwill) (Details) - Range [Domain] € in Millions, $ in Millions					1 Months Ended		12 Months Ended
	Jun. 20, 2014 EUR (€)	Jun. 02, 2014 USD ($)	Mar. 21, 2014 USD ($)	Feb. 12, 2014 USD ($)	Aug. 31, 2013 USD ($)	Jul. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Goodwill [Line Items]
Goodwill (Note 8)							$ 62,983	$ 63,413	$ 58,762
Payments to Acquire Businesses, Net of Cash Acquired							2,639	1,634	$ 1,456
Increase (Decrease) in Intangible Assets, Current							2,078
Intangible assets subject to amortization							13,725	13,707
Indefinite-lived intangible assets							130	160
Total							13,855	13,867
Dispositions, currency exchange and other							(1,764)	(678)
Goodwill, Acquired During Period							1,334	5,329
Goodwill, period increase (decrease)							(430)	4,651
Commercial Real Estate Portfolio Segment [Member]
Goodwill [Line Items]
Implied Fair Value Of Goodwill Exceeding Carrying Value Of Goodwill								3,700
Energy Management Power Conversion Member [Member]
Goodwill [Line Items]
Goodwill (Note 8)							$ 1,500
Reporting Unit Percentage Of Fair Value In Excess Of Carrying Amount							10.00%
Reporting Unit Goodwill As Percent Of Total							2.00%
Acquisition API Healthcare
Goodwill [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired				$ 340
Increase (Decrease) in Intangible Assets, Current							$ 125
Goodwill, Acquired During Period							280
Acquisition Avio SpA
Goodwill [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired					$ 4,449
Increase (Decrease) in Intangible Assets, Current								1,817
Business Acquisition, Preexisting Relationship, Gain (Loss) Recognized					$ (96)
Goodwill, period increase (decrease)								3,230
Acquisition Lufkin Industries Inc
Goodwill [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired						$ 3,309
Increase (Decrease) in Intangible Assets, Current								997
Goodwill, Acquired During Period								$ 2,120
Acquisition Thermo Fisher
Goodwill [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired			$ 1,065
Increase (Decrease) in Intangible Assets, Current							320
Goodwill, Acquired During Period							$ 700
Acquisition Alstom
Goodwill [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired | €	€ 260
Estimated Purchase Price to Aquire Business, Net of Cash Acquired | €	12,350
Anticipated Third Party Investment In Joint Venture | €	€ 2,600
Acquisition Cameron's Reciprocating Compression Div
Goodwill [Line Items]
Goodwill (Note 8)		$ 250
Payments to Acquire Businesses, Net of Cash Acquired		550
Increase (Decrease) in Intangible Assets, Current		$ 100